SUPPLEMENT TO FIDELITY'S BROADLY DIVERSIFIED INTERNATIONAL EQUITY
FUNDS DECEMBER 30, 1998 PROSPECTUS

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Investment Details" section on page P-11.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. For example, many foreign countries are less prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000, which could result in difficulty pricing foreign investments and failure by foreign issuers to pay timely dividends, interest or principal. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

The following information replaces similar information found under the heading "Policies" in the "Account Features and Policies" section on page P-18.

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in a fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses.

SUPPLEMENT TO FIDELITY'S BROADLY DIVERSIFIED
INTERNATIONAL EQUITY FUNDS
FIDELITY INTERNATIONAL GROWTH & INCOME FUND,
FIDELITY DIVERSIFIED INTERNATIONAL FUND,
FIDELITY INTERNATIONAL VALUE FUND,
FIDELITY OVERSEAS FUND AND FIDELITY WORLDWIDE FUND
FUNDS OF FIDELITY INVESTMENT TRUST
DECEMBER 30, 1998
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "EXPOSURE TO FOREIGN MARKETS" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 8.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository or foreign subcustodian. For example, many foreign countries are less prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000. As a result, some foreign markets, brokers, banks or securities depositories could experience at least temporary disruptions, which could result in difficulty buying and selling securities in certain foreign markets and pricing foreign investments, and foreign issuers could fail to pay timely dividends, interest or principal. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions and custodial costs, are generally higher than with U.S. investments.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 49.

*EDWARD C. JOHNSON 3d (68), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc.(1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. Abigail Johnson, Member of the Advisory Board of Fidelity Investment Trust, is Mr. Johnson's daughter.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 49.

ABIGAIL P. JOHNSON (36), Member of the Advisory Board of Fidelity Investment Trust (1999), is Vice President of certain Equity Funds
(1997), and is a Director of FMR Corp.(1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity Funds. Edward C. Johnson 3d, Trustee and President of the Funds, is Ms. Johnson's father.

THE FOLLOWING INFORMATION REPLACES THE "COMPENSATION TABLE" FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 52.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended October 31, 1998 or calendar year ended December 31, 1997, as applicable.

COMPENSATION TABLE
AGGREGATE
COMPENSATION FROM A   Edward C. Johnson 3d**  Abigail       J. Gary Burkhead**  Ralph F. Cox  Phyllis Burke Davis
FUND                                          P. Johnson**

International Growth
& IncomeB             $ 0                     $ 0           $ 0                 $ 363         $ 360

Diversified
InternationalB        $ 0                     $ 0           $ 0                 $ 432         $ 429

International
ValueB                $ 0                     $ 0           $ 0                 $ 658         $ 654

OverseasB,C,D         $ 0                     $ 0           $ 0                 $ 1,417       $ 1,408

WorldwideB            $ 0                     $ 0           $ 0                 $ 164         $ 162

TOTAL COMPENSATION
FROM THE              $ 0                     $ 0           $ 0                 $ 214,500     $ 210,000
FUND COMPLEX*,A



AGGREGATE COMPENSATION
FROM A                     Robert  M. Gates***  E. Bradley Jones  Donald J. Kirk  Peter  S. Lynch**  William O. McCoy ****
FUND

International Growth
& IncomeB                  $ 365                $ 363             $ 369           $ 0                $ 365

Diversified
InternationalB             $ 435                $ 432             $ 440           $ 0                $ 435

International
ValueB                     $ 664                $ 658             $ 673           $ 0                $ 664

OverseasB,C,D              $ 1,428              $ 1,418           $ 1,445         $ 0                $ 1,428

WorldwideB                 $ 165                $ 164             $ 167           $ 0                $ 165

TOTAL COMPENSATION
FROM THE                   $ 176,000            $ 211,500         $ 211,500       $ 0                $ 214,500
FUND COMPLEX*,A



AGGREGATE COMPENSATION FROM A   Gerald  C. McDonough  Marvin  L.  Mann  Robert C. Pozen**  Thomas  R. Williams
FUND

International Growth & IncomeB  $ 450                 $ 360             $ 0                $ 365

Diversified InternationalB      $ 535                 $ 429             $ 0                $ 435

International ValueB            $ 816                 $ 655             $ 0                $ 663

OverseasB,C,D                   $ 1,757               $ 1,408           $ 0                $ 1,427

WorldwideB                      $ 203                 $ 163             $ 0                $ 165

TOTAL COMPENSATION FROM THE     $ 264,500             $ 214,500         $ 0                $ 214,500
FUND COMPLEX*,A


* Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.

** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

*** Mr. Gates was appointed to the Board of Trustees of Fidelity
Investment Trust effective March 1, 1997.

**** Mr. McCoy was appointed to the Board of Trustees Fidelity
Investment Trust effective January 1, 1997.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $643; Phyllis Burke Davis, $643; Robert M. Gates, $643; E. Bradley Jones, $643; Donald J. Kirk, $643; William O. McCoy, $643; Gerald C. McDonough, $751; Marvin L. Mann, $643; and Thomas R. Williams, $643.

D Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows:
Ralph F. Cox, $546, Overseas Fund; Marvin L. Mann, $546, Overseas Fund; William O. McCoy, $449, Overseas Fund; and Thomas R. Williams, $546, Overseas Fund.

SUPPLEMENT TO FIDELITY'S TARGETED INTERNATIONAL EQUITY FUNDS
DECEMBER 30, 1998 PROSPECTUS

The following information replaces similar information for Nordic Fund found in the "Investment Details" section on page P-23:

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer. For example, as of December 31, 1998, approximately 21% of the fund's assets was invested in Nokia Corporation. At that date, Nokia represented approximately 17% of the total capitalization of the Nordic market, as represented by the FT-Actuaries World Nordic Index.

The following information replaces similar information found in the
"Investment Details" section    beginning     on page P-24:

PRINCIPAL INVESTMENT RISKS

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political or financial developments. A fund's reaction to these developments will be affected by the types of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates each fund's investments in a particular country or group of countries, each fund's performance is expected to be closely tied to economic and political conditions within that country or group of countries and to be more volatile than the performance of more geographically diversified funds. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors may significantly affect a fund's performance:

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

       FOREIGN EXPOSURE.    Foreign securities, foreign currencies,
and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. For example, many foreign countries are less prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000, which could result in difficulty pricing foreign investments and failure by foreign issuers to pay timely dividends, interest or principal. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

The following information replaces similar information found in the "Investment Details" section on page P-25:

The NORDIC economies are dependent on the export of natural resources and natural resource products. Efforts to comply with the EMU restrictions by Finland, Denmark and Sweden have resulted in reduced government spending and higher unemployment. Norway has elected not to join the EU and the EMU and, as a result, has more flexibility to pursue different fiscal and economic goals. In addition a small number of companies and industries represent a large portion of the market in each of Denmark, Finland, Norway and Sweden.

The following information replaces similar information found in the "Investment Details" section on page P-26:

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities.

The following information replaces similar information found in the "Buying and Selling Shares" section on page P-28:

When you place an order to buy shares, note the following:

(small solid bullet) All of your purchases must be made in U.S.
dollars and checks must be drawn on U.S. banks.

(small solid bullet) Fidelity does not accept cash.

(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.

(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.

(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

The following information replaces similar information found in the "Account Features and Policies" section on page P-33:

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in a fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses.

The following information replaces similar information found in the "Fund Management" section on page P-35:

(small solid bullet) Fidelity International Investment Advisors
(FIIA), in Pembroke, Bermuda, serves as a sub-adviser for each fund. As of September 28, 1998, FIIA had approximately $1 billion in discretionary assets under management. Currently, FIIA is primarily responsible for choosing investments for Southeast Asia Fund and Hong Kong and China Fund. Currently, FIIA provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for Canada Fund, Emerging Markets Fund, Europe Fund, Europe Capital Appreciation Fund, France Fund, Germany Fund, Japan Fund, Japan Small Companies Fund, Latin America Fund, Nordic Fund, United Kingdom Fund and Pacific Basin Fund.

(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.)L), in London, England, serves as a sub-adviser for each fund. As of September 28, 1998, FIIA(U.K.)L had approximately $2.3 billion in discretionary assets under management. Currently, FIIA (U.K.)L is primarily responsible for choosing investments for Emerging Markets Fund, Europe Fund, France Fund, Germany Fund, Nordic Fund, and United Kingdom Fund. Currently, FIIA (U.K.)L provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for Canada Fund, Europe Capital Appreciation Fund, Hong Kong and China Fund, Japan Fund, Japan Small Companies Fund, Latin America Fund, Pacific Basin Fund, and Southeast Asia Fund.

(small solid bullet) Fidelity Investment Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for Emerging Markets Fund, Hong Kong and China Fund, Japan Fund, Japan Small Companies Fund, Pacific Basin Fund, and Southeast Asia Fund. As of September 28, 1998, FIJ had approximately $3.96 billion in discretionary assets under management. Currently FIJ is primarily responsible for choosing investments for Japan Fund, and Japan Small Companies Fund. Currently, FIJ provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for Emerging Markets Fund, Hong Kong and China Fund, Pacific Basin Fund, and Southeast Asia Fund.

A fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised each fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.

The following information supplements the information found on the back cover:

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-4008.

SUPPLEMENT TO FIDELITY'S TARGETED INTERNATIONAL EQUITY FUNDS
FIDELITY CANADA FUND, FIDELITY EMERGING MARKETS FUND, FIDELITY EUROPE FUND, FIDELITY EUROPE CAPITAL APPRECIATION FUND, FIDELITY FRANCE FUND, FIDELITY GERMANY FUND, FIDELITY HONG KONG AND CHINA FUND, FIDELITY JAPAN FUND, FIDELITY JAPAN SMALL COMPANIES FUND, FIDELITY LATIN AMERICA FUND, FIDELITY NORDIC FUND, FIDELITY PACIFIC BASIN FUND, FIDELITY SOUTHEAST ASIA FUND, FIDELITY UNITED KINGDOM FUND
FUNDS OF FIDELITY INVESTMENT TRUST
DECEMBER 30, 1998
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES    THE THIRD PARAGRAPH     UNDER
THE HEADING "EXPOSURE TO FOREIGN MARKETS"IN THE"   INVESTMENT POLICIES
AND LIMITATIONS"    SECTION ON PAGE 18:

   It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository or foreign subcustodian. For example, many foreign countries are less prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000. As a result, some foreign markets, brokers, banks or securities depositories could experience at least temporary disruptions, which could result in difficulty buying and selling securities in certain foreign markets and pricing foreign investments, and foreign issuers could fail to pay timely dividends, interest or principal. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions and custodial costs, are generally higher than with U.S. investments.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 67:

*EDWARD C. JOHNSON 3d (68), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. Abigail Johnson, Member of the Advisory Board
of    Fidelity     Investment Trust, is Mr. Johnson's daughter.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 67:

   ABIGAIL P. JOHNSON (37), Member of the Advisory Board of Fidelity Investment Trust (1999), is Vice President of certain Equity Funds
(1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the Funds, is Ms. Johnson's father.

THE FOLLOWING INFORMATION REPLACES    THE COMPENSATION TABLE FOUND
IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 70:

   The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended October 31, 1998, or calendar year ended December 31, 1997, as applicable.

COMPENSATION TABLE

AGGREGATE COMPENSATION FROM A  Edward C. Johnson 3d**  Abigail  P. Johnson**  J. Gary Burkhead**  Ralph  F.  Cox
FUND

Canada FundB                   $ 0                     $ 0                    $ 0                 $ 28

Emerging Markets FundB         $ 0                     $ 0                    $ 0                 $ 153

Europe FundB                   $ 0                     $ 0                    $ 0                 $ 484

Europe Capital Appreciation    $ 0                     $ 0                    $ 0                 $ 205
FundB

France FundB                   $ 0                     $ 0                    $ 0                 $ 4

Germany FundB                  $ 0                     $ 0                    $ 0                 $ 8

Hong Kong and China FundB      $ 0                     $ 0                    $ 0                 $ 59

Japan FundB                    $ 0                     $ 0                    $ 0                 $ 88

Japan Small Companies FundB    $ 0                     $ 0                    $ 0                 $ 34

Latin America FundB            $ 0                     $ 0                    $ 0                 $ 240

Nordic FundB                   $ 0                     $ 0                    $ 0                 $ 36

Pacific Basin FundB            $ 0                     $ 0                    $ 0                 $ 78

Southeast Asia FundB           $ 0                     $ 0                    $ 0                 $ 90

United Kingdom FundB           $ 0                     $ 0                    $ 0                 $ 3

TOTAL COMPENSATION FROM THE    $ 0                     $ 0                    $ 0                 $ 214,500
FUND COMPLEX*,A



AGGREGATE COMPENSATION
FROM A                      Phyllis Burke Davis  Robert  M. Gates***  E. Bradley Jones  Donald J. Kirk  Peter  S. Lynch**
FUND

Canada FundB                $ 28                 $ 28                 $ 28              $ 28            $ 0

Emerging Markets FundB      $ 152                $ 154                $ 153             $ 155           $ 0

Europe FundB                $ 481                $ 488                $ 484             $ 497           $ 0

Europe Capital
Appreciation                $ 203                $ 207                $ 205             $ 210           $ 0
FundB

France FundB                $ 4                  $ 4                  $ 4               $ 4             $ 0

Germany FundB               $ 8                  $ 8                  $ 8               $ 8             $ 0

Hong Kong and China
FundB                       $ 59                 $ 59                 $ 59              $ 60            $ 0

Japan FundB                 $ 87                 $ 88                 $ 88              $ 89            $ 0

Japan Small Companies
FundB                       $ 34                 $ 35                 $ 34              $ 35            $ 0

Latin America FundB         $ 239                $ 242                $ 240             $ 243           $ 0

Nordic FundB                $ 36                 $ 37                 $ 36              $ 37            $ 0

Pacific Basin FundB         $ 77                 $ 78                 $ 78              $ 79            $ 0

Southeast Asia FundB        $ 89                 $ 91                 $ 90              $ 91            $ 0

United Kingdom FundB        $ 3                  $ 3                  $ 3               $ 3             $ 0

TOTAL COMPENSATION
FROM THE                    $ 210,000            $ 176,000            $ 211,500         $ 211,500       $ 0
FUND COMPLEX*,A



AGGREGATE COMPENSATION FROM A  William O. McCoy ****  Gerald  C. Mc Donough  Marvin  L.  Mann  Robert  C. Pozen**
FUND

Canada FundB                   $ 28                   $ 35                   $ 28              $ 0

Emerging Markets FundB         $ 154                  $ 190                  $ 151             $ 0

Europe FundB                   $ 488                  $ 600                  $ 483             $ 0

Europe Capital Appreciation    $ 207                  $ 254                  $ 205             $ 0
FundB

France FundB                   $ 4                    $ 5                    $ 4               $ 0

Germany FundB                  $ 8                    $ 10                   $ 8               $ 0

Hong Kong and China FundB      $ 59                   $ 73                   $ 58              $ 0

Japan FundB                    $ 88                   $ 109                  $ 87              $ 0

Japan Small Companies FundB    $ 35                   $ 42                   $ 34              $ 0

Latin America FundB            $ 242                  $ 298                  $ 237             $ 0

Nordic FundB                   $ 37                   $ 45                   $ 36              $ 0

Pacific Basin FundB            $ 78                   $ 97                   $ 77              $ 0

Southeast Asia FundB           $ 91                   $ 112                  $ 89              $ 0

United Kingdom FundB           $ 3                    $ 3                    $ 3               $ 0

TOTAL COMPENSATION FROM THE    $ 214,500              $ 264,500              $ 214,500         $ 0
FUND COMPLEX*,A



AGGREGATE COMPENSATION FROM A  Thomas  R. Williams
FUND

Canada FundB                   $ 28

Emerging Markets FundB         $ 154

Europe FundB                   $ 488

Europe Capital Appreciation    $ 207
FundB

France FundB                   $ 4

Germany FundB                  $ 8

Hong Kong and China FundB      $ 59

Japan FundB                    $ 88

Japan Small Companies FundB    $ 34

Latin America FundB            $ 241

Nordic FundB                   $ 37

Pacific Basin FundB            $ 78

Southeast Asia FundB           $ 91

United Kingdom FundB           $ 3

TOTAL COMPENSATION FROM THE    $ 214,500
FUND COMPLEX*,A


   * Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.

   ** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

   *** Mr. Gates was appointed to the Board of Trustees of Fidelity Investment Trust effective March 1, 1997. Mr. Gates was elected to the Board of Trustees of Fidelity Investment Trust on September 17,
1997.

   **** Mr. McCoy was appointed to the Board of Trustees of Fidelity Investment Trust effective January 1, 1997. Mr. McCoy was elected to the Board of Trustees of Fidelity Investment Trust on September 17, 1997.

   A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows:
Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William
O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.

   B Compensation figures include cash.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACT" SECTION UNDER THE HEADING "SUB-ADVISERS" ON PAGE 76:

Currently, FIIA is primarily responsible for choosing investments for Southeast Asia Fund and Hong Kong and China Fund. Currently, FIIA (U.K.)L is primarily responsible for choosing investments for Emerging Markets Fund, Europe Fund, France Fund, Germany Fund, Nordic Fund, and United Kingdom Fund. Currently, FIJ is primarily responsible for choosing investments for Japan Fund and Japan Small Companies Fund.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION UNDER THE
HEADING "AUDITOR"    IN THE     "DESCRIPTION OF THE TRUST" SECTION ON
PAGE 81:

AUDITOR. PricewaterhouseCoopers LLP, One Post Office Square, Boston,
Massachusetts served as independent accountant for    eac    h fund
for the most recent fiscal period. The auditor examined financial statements for the funds and provided other audit, tax, and related services.

       AUDITOR.    Effective February 18, 1999, Deloitte & Touche LLP,
125 Summer Street, Boston, Massachusetts serves as independent accountant for Europe Capital Appreciation Fund for the next fiscal period. The auditor examines financial statements for the fund and provides other audit, tax, and related services.